DISCLOSURE OF OTHER INFORMATION (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Issued capital	$ 353,618	$ 353,618
Dividend payables	324,295	174,266
Dividends paid, classified as financing activities	257,421	121,586	$ 130,624
Dividends recognised as distributions to owners of parent	256,029	119,499
Insurance compensation		35,000
Cost of sales	3,722,749	3,574,532	$ 3,498,905
Cost of Rendering Services	$ 60,401	64,523
Interim dividend [Member]
Percentage of dividend distribution	20.00%
Final dividend [Member]
Explanation of the information about the basis for dividend paid	The final dividend paid each year corresponds to the difference between the 40% of the prior year distributable net profit and the amount of the interim dividend paid.
Ordinary shares [member]
Issued capital	$ 353,618	$ 353,618